Long-term receivables	12 Months Ended
Dec. 31, 2011
Long-term receivables [Text Block]

19. Long-term receivables

Long-term receivables, net, consist of the following:

	December 31,
	2010	2011	2011
	RMB’000	RMB’000	US$’000

Long-term receivables	3,416	3,929	624
Less: Allowance for doubtful accounts	(858)	(818)	(130)
Total long-term receivables, net	2,558	3,111	494

The allowance for doubtful accounts was charged to the consolidated statements of income during 2011. The Group’s long-term receivables are due from third-party customers, and are to be repaid in monthly instalments over the next 2.5 to 4.3 years. The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group does not obtain collateral from customers.